Business Combinations	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Business Combinations
11.	Business Combinations

(1)	2024
There were no changes in the Group due to the business combinations for the year ended December 31, 2024.

(2)	2023
There were no changes in the Group due to the business combinations for the year ended December 31, 2023.

(3)	2022

1)	Acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation:
PS&Marketing Corporation obtained control over SK m&service Co., Ltd. by acquiring its 3,099,112 shares (100%) for the year ended December 31, 2022. As this transaction is a business combination under common control, the assets acquired and liabilities assumed were recognized at the carrying amounts in the ultimate controlling entity’s consolidated financial statements, and the difference between the consideration transferred and the carrying amounts of net assets was recognized as capital surplus and others. Subsequent to the acquisition of control, SK m&service Co., Ltd. recognized ₩211,081 million of revenue and ₩4,157 million of net profit for the year ended December 31, 2022. In addition, assuming that the business combination occurred as of January 1, 2022, the Group would have been recognized ₩250,108 million of revenue and ₩4,695 million of net profit for the year ended December 31, 2022.

(i)	Summary of the acquiree

Information of acquiree
Corporate name	SK m&service Co., Ltd.
Location	16 th floor, 34, Supyo-ro, Jung-gu, Seoul, Korea
CEO	Park, Jeong-Min
Industry	Database and internet website service

(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	₩	72,859

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		10,547
Accounts receivable – trade and other, net		76,035
Inventories, net		3,349
Property and equipment, net		27,138
Intangible assets, net		12,462
Goodwill		2,516
Other assets		10,394
Accounts payable – trade and other		(53,894)
Income tax payable		(399)
Lease liabilities		(6,503)
Provisions		(991)
Defined benefit liabilities		(2,739)
Other liabilities		(18,337)

		59,578

III. Capital surplus and others (I - II)	₩	13,281